Gain On Trouble Debt Restructuring - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Gain on restructuring of payables	$ 4,645	$ 10,510	$ 0
Impact on earnings per ordinary share - Basic and diluted	$ 0.03	$ 0.08